Commitments and Contingencies - Summary of Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	$ 111,843
Year End March 31, 2015	298,455
Year End March 31, 2016	6,100
Year End March 31, 2017	4,246
Year End March 31, 2018 and thereafter	13,569
Total	434,213
Operating leases [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	5,790
Year End March 31, 2015	5,071
Year End March 31, 2016	4,522
Year End March 31, 2017	4,246
Year End March 31, 2018 and thereafter	13,569
Total	33,198
Derivative contracts [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	679
Year End March 31, 2015	283
Total	962
Long-term debt [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	3,050
Year End March 31, 2015	285,175
Total	288,225
Future interest obligation on long-term debt [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	9,555
Year End March 31, 2015	3,896
Total	13,451
Purchase commitments [Member]
Long-term Purchase Commitment [Line Items]
Year End March 31, 2014	92,769
Year End March 31, 2015	4,030
Year End March 31, 2016	1,578
Total	$ 98,377